short-term borrowings	6 Months Ended
Jun. 30, 2024
short-term borrowings
short-term borrowings
22	short-term borrowings

On May 22, 2024, we entered into an agreement with an arm’s-length securitization trust associated with a major Schedule I bank under which we are currently able to borrow, up to a maximum of $1.6 billion, secured by $2.0 billion of certain trade receivables and unbilled customer finance receivables; the term of this revolving period securitization agreement ends May 22, 2027, and requires minimum cash advances of $920 million. Funding under the agreement may be provided in either Canadian dollars or U.S. dollars. Foreign currency forward contracts are used to manage currency risk associated from funding denominated in U.S. dollars.

The new agreement replaced a previous agreement with an arm’s-length securitization trust associated with a major Schedule I bank under which we were able to sell an interest in certain trade receivables up to a maximum of $0.6 billion and which was otherwise due to end December 31, 2024. The previous securitization agreement required minimum cash proceeds of $100 million from monthly sales of interests in certain trade receivables. In the previous agreement, sales of trade receivables in securitization transactions were recognized as collateralized short-term borrowings and thus did not result in our de-recognition of the trade receivables sold. When we sold our trade receivables, we retained reserve accounts, which were retained interests in the securitized trade receivables, and servicing rights. As at December 31, 2023, we had sold to the current trust (but continued to recognize) trade receivables of $121 million.

Short-term borrowings of $1.0 billion (December 31, 2023 – $0.1 billion for the previous trust) are comprised of amounts advanced to us by the arm’s-length securitization trust ; all amounts advanced as at June 30, 2024, were denominated in U.S. dollars.

The balance of short-term borrowings (if any) is comprised of amounts drawn on bilateral bank facilities and/or other.